Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 156,601	$ (7,601)	$ 48,781
Pension net gain (loss), net of tax of $5,705, $1,523 and $(7,291) for the years ended December 31, 2013, 2012 and 2011, respectively	8,738	2,424	(11,212)
Amortization of pension net losses, net of tax	1,120	969	374
Comprehensive income (loss)	166,459	(4,208)	37,943
Comprehensive loss attributable to noncontrolling interest	(1,512)	(556)	204
Comprehensive income (loss) attributable to reporting entity	167,971	(3,652)	37,739
Pension net gain (loss), tax	5,705	1,523	(7,291)
Amortization of pension net losses, tax	734	609	379
LIN Media LLC
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	158,113	(7,045)	48,577
Pension net gain (loss), net of tax of $5,705, $1,523 and $(7,291) for the years ended December 31, 2013, 2012 and 2011, respectively	8,738	2,424	(11,212)
Amortization of pension net losses, net of tax	1,120	969	374
Comprehensive income (loss)	167,971	(3,652)	37,739
Comprehensive income (loss) attributable to reporting entity	167,971	(3,652)	37,739
LIN Television Corporation
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	158,802	(7,045)	48,577
Pension net gain (loss), net of tax of $5,705, $1,523 and $(7,291) for the years ended December 31, 2013, 2012 and 2011, respectively	8,738	2,424	(11,212)
Amortization of pension net losses, net of tax	1,120	969	374
Comprehensive income (loss)	168,660	(3,652)	37,739
Comprehensive income (loss) attributable to reporting entity	168,660	(3,652)	37,739
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	47,296	5,954	52,349
Comprehensive income (loss)	47,296	5,954	52,349
Comprehensive income (loss) attributable to reporting entity	47,296	5,954	52,349
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(1,477)	(132)	141
Comprehensive income (loss)	(1,477)	(132)	141
Comprehensive loss attributable to noncontrolling interest	(1,512)	(556)
Comprehensive income (loss) attributable to reporting entity	35	424	141
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(206,133)	667	(100,863)
Pension net gain (loss), net of tax of $5,705, $1,523 and $(7,291) for the years ended December 31, 2013, 2012 and 2011, respectively	(8,738)	(2,424)	11,212
Amortization of pension net losses, net of tax	(1,120)	(969)	(374)
Comprehensive income (loss)	(215,991)	(2,726)	(90,025)
Comprehensive loss attributable to noncontrolling interest			204
Comprehensive income (loss) attributable to reporting entity	$ (215,991)	$ (2,726)	$ (90,229)